Financial Liabilities and Lease Debts - Disclosure of Sensitivity on the Expected Volatility (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 18, 2024	Jan. 25, 2024	Apr. 17, 2023
Tranche A Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	$ 3,146	$ 3,447			$ 5,280
Tranche A Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	2,945
Tranche A Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	3,335
Tranche B Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	1,600	1,750		$ 3,534
Tranche B Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	1,485
Tranche B Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	1,701
Tranche C Warrants [Member]
Disclosure of financial liabilities [line items]
Expected volatility	737	$ 813	$ 755
Tranche C Warrants [Member] | Expected volatility -5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	697
Tranche C Warrants [Member] | Expected volatility +5% [Member]
Disclosure of financial liabilities [line items]
Expected volatility	$ 773